Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of remuneration of executive personnel

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Salaries and benefits	$3,021,055	$2,949,120
Share-based payments	1,460,915	2,966,651
	$4,481,970	$5,915,771